SCHEDULE OF FINANCE COSTS, NET (Details) - USD ($)	12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025	Mar. 31, 2024
Notes and other explanatory information [abstract]
Convertible loan notes		$ 238,960	$ 266,520
Loan from immediate holding company		129,423	187,584
Loan from a related company		24,548	80,219
Lease liabilities	12,134	17,236	18,328
Others	7,617
Finance costs	$ 19,751	$ 410,167	$ 552,651